Earnings/(Loss) Per Common Share	12 Months Ended
Dec. 31, 2025
Earnings/(Loss) Per Common Share [Abstract]
Earnings/(Loss) Per Common Share
11.	Earnings/(Loss) Per Common Share:

The computation of earnings/(loss) per share is based on the weighted average number of common shares outstanding during that period and gives retroactive effect to (i) the shares issued in connection with the Spin-Off and (ii) the reverse stock split (Note 6).

The Company calculates earnings/(loss) per common share by dividing net income available to common shareholders by the weighted average number of common shares outstanding during the relevant period.

Diluted earnings/(loss) per common share, if applicable, reflects the potential dilution that could occur if potentially dilutive instruments were exercised, resulting in the issuance of additional shares that would then share in the Company’s net income. The computation of diluted earnings/(loss) per share reflects the potential dilution from conversion of outstanding Series A Preferred Shares (Note 7) calculated with the “if converted” method by using the average closing market price over the reporting period from April 14, 2025 to December 31, 2025. The weighted average number of common shares used in the basic and diluted earnings/(loss) per common share calculations for the year ended December 31, 2025, includes the pre-funded warrants issued in connection with the Company’s Registered Direct Offering on October 27, 2025(see Note 6) as the pre-funded warrants are fully vested and are exercisable at any time for a negligible cash consideration. The components of the calculation of basic and diluted earnings/(loss) per common share in each of the periods comprising the accompanying consolidated statements of comprehensive income/(loss) are as follows:
	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2023	2024	2025
Net income/(loss) and comprehensive income/(loss) (1)	$15,425,465	$1,051,403	$(45,142)
Dividend on Series A Preferred Shares	—	—	(358,333)
Net income/(loss) attributable to common shareholders, basic	$15,425,465	$1,051,403	$(403,475)
Dividend on Series A Preferred Shares	—	—	—
Net income/(loss) attributable to common shareholders, diluted	$15,425,465	$1,051,403	$(403,475)
Weighted average number of common shares outstanding, basic	477,345	477,345	1,492,097
Effect of dilutive shares	4,532,949	4,532,949	—
Weighted average number of common shares outstanding, diluted	5,010,294	5,010,294	1,492,097
Earnings/(loss) per common share, basic,	$32.3	$2.2	$(0.3)
Earnings/(loss) per common share, diluted	$3.1	$0.2	$(0.3)

(1)	For the year ended December 31, 2023, “Gain on sale of vessel” amounting to $8,226,258 is included in the accompanying consolidated statements of comprehensive income/(loss).